SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Mar. 28, 2025	Dec. 31, 2024	Oct. 30, 2024	Dec. 31, 2023	Jan. 27, 2023	Jun. 02, 2022
Subsequent Event [Line Items]
Ordinary shares		33,330,000		30,840,000
Common stock par value, per share		$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares	9,000,000
Common stock par value, per share	$ 0.00025
Share price	$ 0.2180